Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2021
Statement of changes in equity [abstract]
Schedule of dividends on ordinary shares
Shareholders who have already joined the dividend reinvestment plan will automatically receive shares instead of the cash dividend. Key dates for the payment of the recommended dividend are:

Shares quoted ex-dividend	5 August 2021

Record date	6 August 2021

Final date for joining or leaving the dividend reinvestment plan	20 August 2021

Dividend paid	13 September 2021